Assets and liabilities held for sale and discontinued operations - Narrative (Details) $ in Thousands									1 Months Ended	3 Months Ended			12 Months Ended
	Mar. 13, 2025 USD ($)	Mar. 10, 2025 USD ($)	Jan. 27, 2025 USD ($)	Dec. 31, 2024 USD ($) operation T	Dec. 18, 2024 USD ($)	May 21, 2024 USD ($) T	Apr. 01, 2024 USD ($)	Nov. 08, 2023 USD ($) T	Jan. 31, 2026 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) operation T	Dec. 31, 2024 USD ($) operation T	Dec. 31, 2023 USD ($) vessel	Jan. 07, 2026 vessel	Nov. 24, 2025 vessel	Apr. 16, 2025 T	Jun. 27, 2024 T	Oct. 09, 2023 USD ($) shareholder vessel
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale				$ 165,583									$ 363,097	$ 165,583	$ 871,876
Proceeds from the sale of vessels													$ 509,817	$ 1,718,862	$ 1,206,636
Number of discontinued operations | operation				0									0	0
24 VLCC tankers
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Number of shareholders involved in transaction | shareholder																				2
Number of vessels sold | vessel																				24
Receivables from contracts with customers																				$ 2,400,000
Number of vessels delivered | vessel															11
Number of vessels transferred to assets held for sale | vessel															13
Non-current assets or disposal groups classified as held for sale																				$ 862,600
(Expected) Gain												$ 372,700
FAST Platform | Corporate 1
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Proceeds from the sale of vessels							$ 2,000
Gain							$ 400
Alsace - Sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property plant and equipment, boat carrying capacity | T						320,350
Proceeds from the sale of vessels						$ 96,900
Gain											$ 27,500
Alsace - Sale | Other disposals of assets
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gain			$ 27,500
Hakata - Sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property plant and equipment, boat carrying capacity | T																		302,550
Hakata and Ingrid
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale				$ 81,700										$ 81,700
Windcat 6 - Sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gain	$ 200
Number of years of service	18 years
Cap Lara - Sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale				$ 14,400										$ 14,400
Property plant and equipment, boat carrying capacity | T				158,826										158,826
Proceeds from the sale of vessels				$ 33,200
Gain											$ 18,800
Assets and liabilities classified as held for sale | Oceania - Sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale															$ 8,300
Property plant and equipment, boat carrying capacity | T								441,561
Proceeds from the sale of vessels								$ 43,100
Gain												$ 34,800
Assets and liabilities classified as held for sale | Alsace - Sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale				69,400										$ 69,400
Property plant and equipment, boat carrying capacity | T						320,350
Proceeds from the sale of vessels						$ 96,900
Assets and liabilities classified as held for sale | Hakata - Sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property plant and equipment, boat carrying capacity | T																			302,550
Assets and liabilities classified as held for sale | Ingrid
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Property plant and equipment, boat carrying capacity | T																			314,000
Assets and liabilities classified as held for sale | Windcat 6 - Sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale				48										48
Proceeds from the sale of vessels					$ 275
Number of years of service					18 years
Assets and liabilities classified as held for sale | Windcat 6 - Sale | Other disposals of assets
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gain	$ 227
Assets and liabilities classified as held for sale | Cap Lara - Sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale				$ 14,400										$ 14,400
Property plant and equipment, boat carrying capacity | T				158,826										158,826
Proceeds from the sale of vessels														$ 33,200
Assets and liabilities classified as held for sale | Cap Lara - Sale | Other disposals of assets
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gain		$ 18,800
Assets and liabilities classified as held for sale | Belgravia
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale													$ 21,400
Property plant and equipment, boat carrying capacity | T													169,713
Assets and liabilities classified as held for sale | Belgravia | Other disposals of assets
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gain									$ 3,600
Assets and liabilities classified as held for sale | Golden Magnum
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale													$ 23,600
Property plant and equipment, boat carrying capacity | T													179,788
Assets and liabilities classified as held for sale | Golden Magnum | Other disposals of assets
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gain									$ 4,500
Assets and liabilities classified as held for sale | Six VLCC Vessels
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Number of vessels transferred to assets held for sale | vessel																	6
Assets and liabilities classified as held for sale | Six VLCC Vessels | Other disposals of assets
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Number of vessels sold | vessel																6
Gain										$ 261,200
Assets and liabilities classified as held for sale | Suezmax vessels Sienna And Stella
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale													$ 32,900
Assets and liabilities classified as held for sale | Golden Myrtalia
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale													$ 25,200
Property plant and equipment, boat carrying capacity | T													177,919